Stock-based Compensation	6 Months Ended
Jun. 30, 2025
Stock-based Compensation
Stock-based Compensation

5.  Stock-based Compensation

A summary of the activity of the Company’s employee stock option plans as of and for the six months ended June 30, 2025 is presented below:

		Yen	Years	Thousands of Yen
	Number of shares	Weighted- average exercise price	Weighted- average remaining contractual term	Aggregate intrinsic value
Outstanding at December 31, 2024	436,000	¥1,193	1.1	¥68,109
Exercisable at December 31, 2024	436,000	1,193	1.1	68,109
Forfeited/Expired	(2,500)	1,360
Outstanding at June 30, 2025	433,500	1,183	2.1	—
Exercisable at June 30, 2025	433,500	¥1,183	2.1	¥—

The Company did not grant any stock options during the six months ended June 30, 2025 and 2024.

For the six months ended June 30, 2025 and 2024, there was no compensation cost recognized for stock options as all stock options previously granted have been fully vested.